RESTRICTED NET ASSETS (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
Appropriation of subsidiaries to reserve fund